UNAUDITED CONDENSED CONSOLIDATED INCOME STATEMENT - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Total revenue	€ 113,175	€ 81,910	€ 207,659	€ 138,029
Operating expenses	(88,680)	(79,857)	(158,797)	(142,906)
Operating Profit	24,495	2,053	48,862	(4,877)
Finance income	1,955	382	3,107	573
Finance costs	(15,862)	(14,183)	(27,683)	(24,403)
Net finance costs	(13,907)	(13,801)	(24,576)	(23,830)
Profit / (Loss) before tax	10,588	(11,748)	24,286	(28,707)
Income tax benefit / (expense)	(8,798)	579	(12,841)	2,639
Profit / (Loss) for the period	1,790	(11,169)	11,445	(26,068)
Profit / (Loss) attributable to:
Owners of the parent	(511)	(11,729)	7,721	(26,927)
Non-controlling interests	2,301	560	3,724	859
Profit / (Loss) for the period	€ 1,790	€ (11,169)	€ 11,445	€ (26,068)